Northern Lights Fund Trust

Peregrine Gold Silver Alpha Strategy Fund

Incorporated herein by reference is the definitive version of the prospectus for the Peregrine Gold Silver Alpha Strategy Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 23, 2011 (SEC Accession No. 0000910472-11-002360).